Biological assets (Tables)	12 Months Ended
Sep. 30, 2025
Biological assets
Schedule of biological assets
	As of	As of
	September 30,	September 30,
	2025	2024
Biological assets	-	$30,358,304
Less: accumulated depreciation	-	(1,835,401)
Biological assets, net	-	$28,522,903